Note 5 - Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Summary of Loans Receivable [Table Text Block]
(Dollars in thousands)	2015	2014
Residential real estate loans:
1-4 family conventional	$90,587	69,372
1-4 family FHA	206	426
1-4 family VA	152	43
	90,945	69,841
Commercial real estate:
Lodging	27,428	28,466
Retail/office	45,097	40,279
Nursing home/health care	9,183	7,032
Land developments	21,272	17,766
Golf courses	4,163	5,505
Restaurant/bar/café	5,854	3,370
Alternative fuel plants	2,205	5,377
Warehouse	18,337	10,137
Construction:
1-4 family builder	15,152	6,454
Multi-family	18,865	1,062
Commercial real estate	4,086	5,087
Manufacturing	11,585	8,022
Churches/community service	8,195	8,385
Multi-family	12,324	15,700
Other	43,607	29,026
	247,353	191,668
Consumer:
Autos	2,885	1,124
Home equity line	38,980	36,832
Home equity	14,782	12,420
Other – secured	2,031	1,559
Recreational vehicles	2,650	0
Land/lots	1,144	1,670
Other – unsecured	1,943	1,320
	64,415	54,925

Commercial business	70,106	57,122
Total loans	472,819	373,556
Less:
Unamortized discounts	16	14
Net deferred loan (costs) fees	(91)	97
Allowance for loan losses	9,709	8,332
Total loans receivable, net	$463,185	365,113
Commitments to originate or purchase loans	$27,184	29,635
Commitments to deliver loans to secondary market	$8,071	3,279
Weighted average contractual rate of loans in portfolio	4.54%	4.52%

Schedule of Loans and Lease Receivable Single Family and Multi Family Residential Loans by Location [Table Text Block]
	2015		2014
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Iowa	$5,387	5.9%	$3,145	4.5%
Minnesota	75,417	82.9	62,219	89.1
Wisconsin	7,956	8.8	3,160	4.5
Other states	2,185	2.4	1,317	1.9
Total	$90,945	100.0%	$69,841	100.0%

Schedule of Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate by Location [Table Text Block]
	2015		2014
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Alabama	$2,056	0.8%	$2,202	1.2%
Florida	3,738	1.5	2,253	1.2
Idaho	3,678	1.5	3,810	2.0
Indiana	4,608	1.9	3,501	1.8
Iowa	1,106	0.4	0	0.0
Michigan	0	0.0	2,558	1.3
Minnesota	184,670	74.7	145,341	75.8
North Carolina	4,203	1.7	5,598	2.9
North Dakota	7,979	3.2	1,572	0.8
Wisconsin	31,918	12.9	22,354	11.7
Other states	3,397	1.4	2,479	1.3
Total	$247,353	100.0%	$191,668	100.0%